Advances to suppliers (Details 2) (Allowance for advances to supplier, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for advances to supplier
Movement of allowances
Balance at beginning of the year	72,327	158,452	94,154
Allowance made during the year	63,331	10,392	103,139
Recoveries	(6,351)		(38,841)
Written off		96,517
Balance at end of the year	129,307	72,327	158,452